SECURITIES	12 Months Ended
Dec. 31, 2011
SECURITIES

NOTE 4 – SECURITIES

	December 31, 2011
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$2,412,959	$235,084	$-	$2,648,043
Residentail CMOs	34,848,180	248,508	34,616	35,062,072
Corporate equity securities	37,310	241	289	37,262
Bond mutual funds	3,840,473	239,762	-	4,080,235
Total securities available for sale	$41,138,922	$723,595	$34,905	$41,827,612

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$35,929,199	$854,497	$10,960	$36,772,736
Residential CMOs	106,998,467	1,104,141	27,411	108,075,197
Asset-backed securities issued by Others
Residential CMOs	9,839,222	15,364	1,421,477	8,433,109
Total debt securities held to maturity	152,766,888	1,974,002	1,459,848	153,281,042

U.S. government obligations	749,951	-	-	749,951
Total securities held to maturity	$153,516,839	$1,974,002	$1,459,848	$154,030,993

	December 31, 2010
	Amortized	Gross Unrealized	Gross Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Securities available for sale (AFS)
Asset-backed securities issued by GSEs
Residential MBS	$3,246,588	$257,627	$-	$3,504,215
Residential CMOs	27,081,220	503,511	-	27,584,731
Corporate equity securities	37,310	80	-	37,390
Bond mutual funds	3,697,208	122,681	-	3,819,889
Total securities available for sale	$34,062,326	$883,899	$-	$34,946,225

Securities held to maturity (HTM)
Asset-backed securities issued by GSEs
Residential MBS	$33,252,667	$453,900	$518,124	$33,188,443
Residential CMOs	80,519,344	1,307,909	264,146	81,563,107
Asset-backed securities issued by Others
Residential CMOs	12,463,500	132,928	1,709,386	10,887,042
Total debt securities held to maturity	126,235,511	1,894,737	2,491,656	125,638,592

U.S. government obligations	752,805	-	-	752,805
Total securities held to maturity	$126,988,316	$1,894,737	$2,491,656	$126,391,397

At December 31, 2011, certain asset-backed securities with a carrying value of $26.4 million were pledged to secure certain deposits. At December 31, 2011, asset-backed securities with a carrying value of $14.0 million were pledged as collateral for advances from the Federal Home Loan Bank of Atlanta.

At December 31, 2011, the AFS and HTM asset-backed securities investment portfolio was $190,477,003, or 98%, of the Company’s total AFS and HTM portfolios. Ninety-six percent of the asset-backed securities portfolio was rated AAA by Standard & Poor’s or equivalent credit rating from other major rating agency. AFS asset-backed securities issued by GSEs had an average life of 1.65 years and average duration of 1.61 years and are guaranteed by their issuer as to credit risk. HTM asset-backed securities issued by GSEs had an average life of 2.72 years and average duration of 2.57 years and are guaranteed by their issuer as to credit risk.

At December 31, 2011, the AFS investment portfolio had a fair value of $41,827,612 with unrealized losses from their amortized cost of $34,905 on asset-backed securities and corporate securities with a fair value of $18,170,977. All unrealized losses were for less than twelve months. At December 31, 2010, the AFS investment portfolio had a fair value of $34,946,225 with no unrealized losses from their amortized cost.

Gross unrealized losses and estimated fair value by length of time that the individual HTM securities have been in a continuous unrealized loss position at December 31, 2011 and 2010, are as follows:

December 31, 2011	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$30,220,777	$33,796	$2,847,703	$4,575	$33,068,480	$38,371
Asset-backed securities issued by other	131,301	11,507	6,632,200	1,409,970	6,763,501	1,421,477
	$30,352,078	$45,303	$9,479,903	$1,414,545	$39,831,981	$1,459,848

December 31, 2010	Less Than 12		More Than 12
	Months		Months		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Losses
Asset-backed securities issued by GSEs	$37,344,330	$782,192	$200,072	$78	$37,544,402	$782,270
Asset-backed securities issued by other	-	-	8,573,411	1,709,386	8,573,411	1,709,386
	$37,344,330	$782,192	$8,773,483	$1,709,464	$46,117,813	$2,491,656

The HTM investment portfolio has an estimated fair value of $154,030,993, of which $39,831,981, or 26% of the securities, had some unrealized losses from their amortized cost. Of these securities, $33,068,480, or 83%, are mortgage-backed securities issued by GSEs and the remaining $6,763,501, or 17%, were asset-backed securities issued by others.

HTM securities issued by GSEs are guaranteed by the issuer. Total unrealized losses on the asset-backed securities issued by GSEs were $38,371, or 0.03%, of the amortized cost of $142,927,666. HTM asset-backed securities issued by GSEs with unrealized losses have an average life of 2.06 years and an average duration of 1.96 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity.

HTM asset-backed securities issued by others are mortgage-backed securities. All of the securities have credit support tranches that absorb losses prior to the tranches which the Company owns. The Company reviews credit support positions on its securities regularly. Total unrealized losses on the asset-backed securities issued by others were $1,421,477, or 14.45%, of the amortized cost of $9,839,222. HTM asset-backed securities issued by others with unrealized losses have an average life of 2.35 years and an average duration of 1.61 years. We believe that the securities will either recover in market value or be paid off as agreed. The Company intends to, and has the ability to, hold these securities to maturity. We believe that the losses are the result of general perceptions of safety and creditworthiness of the entire sector and a general disruption of orderly markets in the asset class.

No charges related to other-than-temporary impairment were made during the years ended December 31, 2011 and 2010. During the year ended December 31, 2009, the Company recorded a charge of $148,000 related to other-than-temporary impairment on a single CMO issue. At December 31, 2011, the CMO issue has a par value of $1,036,000, a market fair value of $642,000 and a carrying value of $638,000.

Management has the ability and intent to hold the securities with unrealized losses classified as held to maturity until they mature, at which time the Company will receive full value for the securities. Because our intention is not to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost basis, which may be maturity, management considers the unrealized losses in the held-to-maturity portfolio to be temporary, except for the single CMO issue noted above, for which an other-than-temporary charge was recorded in 2009 in the amount of $148,000.

The amortized cost and estimated fair value of debt securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Within one year	$3,840,473	$4,080,235	$749,951	$749,951
Over one year through five years	-	-	-	-

Asset-backed securites
Within one year	21,565,658	21,825,513	65,535,589	65,756,156
Over one year through five years	13,021,759	13,178,664	60,924,975	61,130,025
Over five years through ten years	2,371,454	2,400,028	19,802,567	19,869,215
After ten years	302,268	305,910	6,503,757	6,525,646
Total asset-backed securities	37,261,139	37,710,115	152,766,888	153,281,042

	$41,101,612	$41,790,350	$153,516,839	$154,030,993

During 2011 and 2010, there were no sales of available for sale securities or held to maturity securities.

The table below presents the Standard & Poor’s or equivalent credit rating from other major rating agencies for AFS and HTM asset-backed securities issued by GSEs and others at December 31, 2011 by carrying value. GSE asset-backed securities that were downgraded by Standard and Poor’s during 2011 were treated as AAA based on regulatory guidance.

Credit Rating	Amount
AAA	$181,958,323
A+	142,808
BBB	1,258,268
BBB-	1,061,017
BB+	1,240,901
BB	337,998
BB-	615,716
B+	246,345
CCC+	3,615,627
Total	$190,477,003